Note 4 - Federal Income Taxes - Reconciliation of Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statutory federal income tax rate	34.00%	34.00%
Small life insurance company deduction	(17.20%)	(19.20%)
Dividends-received deduction	(0.90%)	(2.70%)
Defined contribution plan dividend	(0.70%)	(2.30%)
Nondeductible COLI expense	(5.20%)	(16.30%)
Nontaxable COLI life insurance proceeds		(7.70%)
Nondeductible travel & meals expense	0.60%	2.50%
True-up of provision to actual	0.10%	1.70%
Other	0.40%	(4.70%)
Effective income tax rate	11.10%	(14.70%)